Offerings	Jul. 28, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Mississippi Power Company Senior Notes
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Mississippi Power Company Junior Subordinated Notes
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Mississippi Power Company Preferred Stock
Fee Rate	0.01381%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 74,830,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,334.02
Offering Note	The Registration Statement to which this Calculation of Filing Fee Table is attached (the "Registration Statement") covers such presently indeterminate principal amount of Senior Notes and Junior Subordinated Notes and such presently indeterminate number of shares of Preferred Stock of Mississippi Power Company (together, the "Securities"), with an aggregate initial offering price not to exceed $1,000,000,000. Pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), which permits the registration fee to be calculated on the basis of the maximum offering price of all the securities listed, this Calculation of Filing Fee Table does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit or proposed maximum aggregate offering price.
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Mississippi Power Company Senior Notes
Carry Forward Form Type	S-3
Carry Forward File Number	333-273697
Carry Forward Initial Effective Date	Aug. 17, 2023
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Mississippi Power Company Junior Subordinated Notes
Carry Forward Form Type	S-3
Carry Forward File Number	333-273697
Carry Forward Initial Effective Date	Aug. 17, 2023
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Mississippi Power Company Preferred Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-273697
Carry Forward Initial Effective Date	Aug. 17, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 925,170,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-273697
Carry Forward Initial Effective Date	Aug. 17, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 106,534.45
Offering Note	Mississippi Power Company previously filed a Registration Statement on Form S-3 (File No. 333-273697) (the "Prior Registration Statement"), which registered an unallocated aggregate offering price of $1,000,000,000 of Securities, $925,170,000 of which remain unsold (the "Unsold Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes the Unsold Securities. Of the Unsold Securities, (i) $121,535,000 were originally registered on the Prior Registration Statement, with an associated filing fee of $13,393.21, and (ii) $803,634,500 were initially registered on the Registration Statement on Form S-3 (File No. 333-219651) with an associated filing fee of $93,141.24. Mississippi Power Company is continuing to apply the aggregate filing fee of $106,534.45 previously paid in connection with the Unsold Securities to the Unsold Securities. The net filing fee due of $10,334.02 relates to the $74,830,000 aggregate offering price of newly-registered Securities. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of the Registration Statement.